Pension and Postretirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

$ in millions	Pension		Postretirement
	December 31,		December 31,
	2014	2013	2014	2013
Amounts recognized in the Balance sheets
Current liabilities	$(0.4)	$(0.4)	$(0.5)	$(0.5)
Non-current liabilities	(71.7)	(21.0)	(15.8)	(15.5)
Net liability at Year ended December 31,	$(72.1)	$(21.4)	$(16.3)	$(16.0)

Amounts recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax
Components:
Prior service cost	$14.1	$8.8	$0.4	$0.5
Net actuarial loss / (gain)	103.4	63.0	(5.0)	(6.0)
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$117.5	$71.8	$(4.6)	$(5.5)

Recorded as:
Regulatory asset	$99.0	$76.3	$0.4	$0.4
Regulatory liability	-	-	(4.8)	(5.6)
Accumulated other comprehensive income	18.5	(4.5)	(0.2)	(0.3)
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$117.5	$71.8	$(4.6)	$(5.5)

Net Periodic Benefit Cost / (Income)

Net Periodic Benefit Cost / (Income)	Pension		Postretirement
	Three months ended		Three months ended
	March 31,		March 31,
$ in millions	2015	2014	2015	2014
Service cost	$1.8	$1.5	$-	$0.1
Interest cost	4.3	4.4	0.2	0.2
Expected return on plan assets	(5.7)	(5.8)	-	(0.1)
Amortization of unrecognized:
Prior service cost	0.5	0.4	-	-
Actuarial loss / (gain)	1.5	0.9	(0.1)	(0.1)
Net periodic benefit cost	$2.4	$1.4	$0.1	$0.1

Estimated Amounts that will be Amortized from Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities

$ in millions	Pension	Postretirement
Net actuarial gain / (loss)	$5.8	$(0.5)
Prior service cost	$2.0	$-

Weighted Average Assumptions Used to Determine Benefit Obligations

Benefit Obligation Assumptions	Pension			Postretirement
	2014	2013	2012	2014	2013	2012
Discount rate for obligations	4.02%	4.86%	4.04%	3.71%	4.58%	3.75%
Rate of compensation increases	3.94%	3.94%	3.94%	N/A	N/A	N/A

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Income)

Net Periodic Benefit Cost / (Income) Assumptions	Pension			Postretirement
	2014	2013	2012	2014	2013	2012
Discount rate	4.86%	4.04%	4.88%	4.51%	4.58%	4.62%
Expected rate of return on plan assets	6.75%	6.75%	7.00%	6.00%	6.00%	6.00%
Rate of compensation increases	3.94%	3.94%	3.94%	N/A	N/A	N/A

Assumed Health Care Cost Trend Rates

Health Care Cost Assumptions	Expense			Benefit Obligation
	2014	2013	2012	2014	2013	2012
Pre - age 65
Current health care cost trend rate	7.75%	8.00%	8.50%	6.97%	7.75%	8.00%

Year trend reaches ultimate	2023	2019	2019	2029	2023	2019

Post - age 65
Current health care cost trend rate	6.75%	7.50%	8.00%	6.97%	6.75%	7.50%

Year trend reaches ultimate	2021	2018	2018	2029	2021	2018

Ultimate health care cost trend rate	5.00%	5.00%	5.00%	4.50%	5.00%	5.00%

Effect of Change in Health Care Cost Trend Rate

Effect of change in health care cost trend rate
$ in millions	One-percent increase	One-percent decrease
Service cost plus interest cost	$0.1	$-
Benefit obligation	$1.0	$(0.9)

Estimated Future Benefit Payments and Medicare Part D Reimbursements

Benefit payments and Medicare Part D reimbursements, which reflect future service, are estimated to be paid as follows:

$ in millions	Pension	Postretirement

2015	$18.6	$1.4
2016	25.2	1.8
2017	25.7	1.7
2018	26.3	1.6
2019	26.7	1.5
2020 - 2024	137.0	6.1

Estimated future benefit payments and Medicare Part D reimbursements
$ in millions due within the following years:	Pension	Postretirement
2015	$24.8	$1.9
2016	$25.2	$1.8
2017	$25.7	$1.7
2018	$26.3	$1.6
2019	$26.7	$1.5
2020 - 2024	$137.0	$6.1

Fair Value Measurements of Pension Assets Using Significant Unobservable Inputs

$ in millions	Fair Value	Valuation Technique	Unobservable input	Range (Weighted Average)
Long-lived assets held and used:
DP&L (East Bend)	$-	Discounted cash flows	Annual revenue growth	-31% to 18% (0%)
			Annual pretax operating margin	3% to 34% (15%)

Schedule of Allocation of Plan Assets [Table Text Block]

Target
Allocation
Equity Securities	19%
Debt Securities	69%
Real Estate	6%
Other	6%

Pension [Member]
Pension And Postretirement Benefit Plans' Obligations And Assets

$ in millions	Pension
	Year ended December 31, 2014	Year ended December 31, 2013
Change in benefit obligation
Benefit obligation at beginning of period	$370.5	$395.6
Service cost	5.9	7.2
Interest cost	17.5	15.6
Plan amendments	6.8	-
Actuarial (gain) / loss	67.3	(26.5)
Benefits paid	(24.2)	(21.4)
Benefit obligation at end of period	443.8	370.5

Change in plan assets
Fair value of plan assets at beginning of period	349.1	361.4
Actual return on plan assets	46.4	8.7
Contributions to plan assets	0.4	0.4
Benefits paid	(24.2)	(21.4)
Fair value of plan assets at end of period	371.7	349.1

Funded status of plan	$(72.1)	$(21.4)

Net Periodic Benefit Cost / (Income)

Net Periodic Benefit Cost - Pension
$ in millions	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Service cost	$5.9	$7.2	$6.2
Interest cost	17.5	15.6	17.3
Expected return on assets (a)	(22.9)	(23.3)	(22.7)
Amortization of unrecognized:
Actuarial gain	3.4	4.9	5.0
Prior service cost	1.5	1.5	1.5
Net periodic benefit cost	$5.4	$5.9	$7.3

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities

Pension
$ in millions	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net actuarial loss / (gain)	$43.8	$(12.0)	$5.5
Prior service cost	6.8	-	-
Reversal of amortization item:
Net actuarial loss	(3.4)	(4.9)	(5.0)
Prior service cost	(1.5)	(1.5)	(1.5)
Total recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$45.7	$(18.4)	$(1.0)

Total recognized in net periodic benefit cost and Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$51.1	$(12.5)	$6.3

Fair Value Measurements for Plan Assets

Fair Value Measurements for Pension Plan Assets at December 31, 2014

Asset Category $ in millions	Market Value at December 31, 2014	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
Equity securities (a)
Small/Mid cap equity	$10.6	$10.6	$-	$-
Large cap equity	22.2	22.2	-	-
International equity	18.2	18.2	-	-
Emerging markets equity	2.8	2.8	-	-
SIIT dynamic equity	11.6	11.6	-	-
Total equity securities	65.4	65.4	-	-

Debt securities (b)
Emerging markets debt	6.0	6.0	-	-
High yield bond	6.5	6.5	-	-
Long duration fund	242.7	242.7	-	-
Total debt securities	255.2	255.2	-	-

Cash and cash equivalents (c)
Cash	1.6	1.6	-	-

Other investments (d)
Core property collective fund	26.3	-	26.3	-
Common collective fund	23.2	-	23.2	-
Total other investments	49.5	-	49.5	-

Total pension plan assets	$371.7	$322.2	$49.5	$-

Fair Value Measurements for Pension Plan Assets at December 31, 2013

Asset Category $ in millions	Market Value at December 31, 2013	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
Equity securities (a)
Small/Mid cap equity	$10.5	$10.5	$-	$-
Large cap equity	20.8	20.8	-	-
International equity	20.3	20.3	-	-
Emerging markets equity	3.2	3.2	-	-
SIIT dynamic equity	10.5	10.5	-	-
Total equity securities	65.3	65.3	-	-

Debt securities (b)
Emerging markets debt	6.6	6.6	-	-
High yield bond	6.9	6.9	-	-
Long duration fund	223.3	223.3	-	-
Total debt securities	236.8	236.8	-	-

Cash and cash equivalents (c)
Cash	0.9	0.9	-	-

Other investments (d)
Core property collective fund	23.5	-	23.5	-
Common collective fund	22.6	-	22.6	-
Total other investments	46.1	-	46.1	-

Total pension plan assets	$349.1	$303.0	$46.1	$-

Postretirement [Member]
Pension And Postretirement Benefit Plans' Obligations And Assets

$ in millions	Postretirement
	Year ended December 31, 2014	Year ended December 31, 2013
Change in benefit obligation
Benefit obligation at beginning of period	$19.7	$22.4
Service cost	0.2	0.2
Interest cost	0.8	0.8
Actuarial (gain) / loss	0.2	(2.2)
Benefits paid	(1.3)	(1.5)
Benefit obligation at end of period	19.6	19.7

Change in plan assets
Fair value of plan assets at beginning of period	3.7	4.2
Contributions to plan assets	0.9	1.0
Benefits paid	(1.3)	(1.5)
Fair value of plan assets at end of period	3.3	3.7

Funded status of plan	$(16.3)	$(16.0)

Net Periodic Benefit Cost / (Income)

Net Periodic Benefit Cost - Postretirement
$ in millions	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Service cost	$0.2	$0.2	$0.1
Interest cost	0.8	0.8	0.9
Expected return on assets (a)	(0.2)	(0.1)	(0.3)
Amortization of unrecognized:
Actuarial loss	(0.6)	(0.5)	(0.6)
Net periodic benefit cost	$0.2	$0.4	$0.1

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities

Postretirement
$ in millions	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net actuarial loss / (gain)	$0.4	$(2.0)	$1.0
Reversal of amortization item:
Net actuarial gain	0.6	0.5	0.7
Total recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$1.0	$(1.5)	$1.7

Total recognized in net periodic benefit cost and Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$1.2	$(1.1)	$-

Fair Value Measurements for Plan Assets

Fair Value Measurements for Postemployment Benefit Plan Assets at December 31, 2014
Asset Category $ in millions	Market Value at December 31, 2014	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
JP Morgan Core Bond Fund (a)	$3.2	$3.2	$-	$-

Fair Value Measurements for Postemployment Benefit Plan Assets at December 31, 2013
Asset Category $ in millions	Market Value at December 31, 2013	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
JP Morgan Core Bond Fund (a)	$3.7	$3.7	$-	$-